Group assets and liabilities by business type - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash	$ 2,492	$ 2,071
Cash equivalents	5,526	4,894
Total cash and cash equivalents	8,018	6,965
Held by the Group's holding and non-regulated entities and available for general use	3,250	2,491
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	$ 4,768	$ 4,474
USD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	59.00%	59.00%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	15.00%	13.00%
HKD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	3.00%	8.00%
SGD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	3.00%	3.00%
MYR
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	8.00%	5.00%
Other currencies
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	12.00%	12.00%